12. Stockholders' Equity (Deficiency) (Details 4) (Stock Incentive Plan To Non Employees)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Non Employees
Expected life (years) minimum	2 years 8 months 12 days	0 years
Expected life (years) maximum	5 years	0 years
Expected volatility minimum	44.20%	0.00%
Expected volatility maximum	50.00%	0.00%
Weighted-average volatility	47.40%	0.00%
Risk-free interest rate, Minimum	0.37%	0.00%
Risk-free interest rate, Maximum	0.60%	0.00%
Dividend yield	0.00%	0.00%